UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period:  August 31, 2012

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

THESIS FLEXIBLE FUND
Class A (TFLEX)

SEMI-ANNUAL REPORT
August 31, 2012

www.ThesisFundManagement.com

Thesis Flexible Fund
a series of the Investment Managers Series Trust

Table of Contents

Shareholder Letter	1
Schedule of Investments	4
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Statement of Cash Flows	12
Financial Highlights	13
Notes to Financial Statements	14
Expense Example	22

This report and the financial statements contained herein are provided for the general information of the shareholders of the Thesis Flexible Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Dear Fellow Shareholders –

If global central bankers were hoping that keeping interest rates low and facilitating global liquidity was going to drive a renewed interest in risk assets, it’s working. Global equity markets are up in 2012 and interest rates in the most ‘at risk’ developed markets (e.g. Spain and Italy) have come off their earlier highs.  Paradoxically, this is good news for short-selling, global, value investors on the prowl for cheap assets. As is typical for big moves in equity markets, not all stocks are treated equally. While equity markets are up appreciably, there is a world of cheap stocks of companies with real businesses that have been left behind in this rally for reasons of ‘fashion’ – wrong country, market capitalization, time of the cycle, etc.  At the same time there are many businesses whose stocks have been elevated to levels that aren’t consistent with their future economic value. This is exactly the type of environment that provides plenty of investment opportunities for both sides of our portfolio – the long and short book.

Through the end of August, TFLEX (the “Fund”) is up 8.93% YTD versus 2.60% for the HFRX Equity Hedge Index and 3.57% for the HFRX Equity Hedge: Fundamental Value Index over the same time period. Through August, the S&P 500 is up 13.51% YTD. Since the dark days of the Washington stalemate and U.S. debt downgrade last summer (October 6, 2011) through the end of August 2012, the Fund is up 15.65% versus 1.47% for the HFRX Equity Hedge Index, 5.01% for the HFRX Equity Hedge Fundamental Value Index and 23.17% for the S&P 500 with the Fund only having a small fraction of exposure to market risk.

The 1-year and since inception average annual total return for TFLEX (No Load) as of September 30, 2012 is 14.24% and -1.09% and (Max Load) is 7.66% and -3.33% respectively. The 1-year and since inception average annual total return for the HFRX Equity Hedge Index as of September 30, 2012 is 2.52% and -3.37%; the HFRX Equity Hedge: Fundamental Value Index is 5.52% and -4.94% and the S&P 500 is 30.20% and 12.72% respectively.

Our big contributors to performance, while diverse, all have in common the fact that they were businesses shunned for reasons of ‘fashion’. They include General Motors (NYSE: GM) which we own through TARP warrants – global economies are too sick to buy cars, or so the thinking went, completely ignoring the replacement cycle and the oldest fleet age in the U.S., ever. The car business has, and continues to be, healthy. Pandora A/S (DK:PNDORA), a Danish jeweler (not the streaming internet radio company) had been left for dead as the prevailing wisdom was that it was nigh impossible to sell fashion jewelry with the same ‘sick globe’ issues previously referenced and increased competition from smaller companies. We believe in the power of well-positioned brands especially when the companies are bought at the right price. Barnes & Noble (NYSE: BKS), which we have written about previously, was trading at a very low multiple of cash flow from their legacy business, bricks-and mortar bookstores, with what we viewed was a free call option on the growth of their digital business which includes the high-growth nook business.  Microsoft (NASDAQ:MSFT) must share our view as they struck a deal with the Company in April.  This resulted in the stock moving up more than 100% in one day. As the risk- reward was less compelling at that point we dramatically reduced the position but continue to own it today and have even bought much of the position back as it has approached an attractive valuation again and maintains the same free call option on digital.  Lastly, AIG (NYSE:AIG), which we also own through TARP warrants, was a significant contributor. It is a company trading at a significant discount to book value and we anticipate that it will close that gap over the coming quarters and years.

Detractors to performance included Take-Two Interactive Software (NASDAQ: TTWO) which, like many companies in the video game industry, is suffering from a long console cycle with increased competition from casual games (think cell phone games). The catalyst for us to own it was the launch of the next edition of their blockbuster, best-selling video game which has been interminably delayed. We exited the position as we were presented with other, more compelling, opportunities. Another big detractor to performance has been PRISA (MCE:PRIS) which we own through the U.S. ADRs (NYSE:PRIS.B). PRISA is the dominant media company, globally, in Spanish and Portuguese markets and has broadcast, print, online, and education business units. We have been taking advantage of stock weakness resulting from the expected soft ad environment in 2012 which would negatively affect their Spanish media businesses, partially offset by their non-Spanish businesses. For the time being, the market is ignoring the arbitrage in the conversion of the B shares to A shares which, without any material improvement in the business, should have the stock trading in excess of 60% higher and, of course, the fact that Spain will eventually put its current fiscal issues in the rearview mirror.  Lastly, our short portfolio, in general, has been a detractor – as one would expect in a market that has rallied to this extent.

We continue to find opportunities to short companies that are potentially at risk with a slowing and/or contracting China.  Additionally, there are stocks in the U.S. that have been perceived as ‘safe havens’ for long-only managers who have overcrowded these stocks, pushing their valuations up to that of growth companies while their businesses slow.  Investors often lose sight of the notion that a bad price paid for a good company can potentially be a very bad investment.

We continue to scour the world for attractive risk-adjusted investments (long and short) and look forward to continuing to update you on our findings – both through performance as well as these updates. As always, we appreciate your support and wish you a healthy and prosperous remainder of 2012.

Stephen Roseman
Portfolio Manager

The performance data quoted here represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Maximum Sales Load is 5.75%. Shares held less than 60 days are subject to a 2% redemption fee. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end please call 1.877.7.THESIS.

You should consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. For a prospectus, that contains this and other information about the Funds, call 1-877.784.3747 or visit our website at www.ThesisFundManagement.com. Please read the prospectus carefully before investing.

Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity and other factors. There are also risks associated with small and mid‐capitalization issues such as market illiquidity and greater market volatility than larger capitalization issues. Short sales are speculative transactions and involve special risks, including that the fund’s losses are potentially unlimited.

As of August 31, 2012, General Motors, Pandora A/S, Barnes & Noble, Microsoft, AIG, Take-Two Interactive Software, PRIS Class A and PRIS Class B represented 4.78%, 0.91%, 3.96%, 0.00%, 6.80%, 0.00%, 5.22% and 4.54% respectively, of the Thesis Flexible Fund’s total net assets. Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as recommendations by the Fund, its Advisor or Distributor. The Thesis Flexible Fund is distributed by Grand Distribution Services, LLC.

Thesis Flexible Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 81.7%
	CONSUMER DISCRETIONARY – 54.2%
10,800	Barnes & Noble, Inc.*	$129,276
8,200	Best Buy Co., Inc.	145,468
2,700	Deckers Outdoor Corp.*	133,704
253,400	dELiA*s, Inc.*	342,090
13,700	Fiat S.p.A.*	74,648
3,100	Las Vegas Sands Corp.	131,409
815,000	LECG Corp.*	7,172
3,000	Liberty Ventures	137,970
7,031	Orchard Supply Hardware Stores Corp. - Class A*	100,684
36,710	Pacific Sunwear of California, Inc.*	89,572
2,200	Pandora A/S	29,728
15,600	PEP Boys-Manny Moe & Jack	140,244
84,233	Promotora de Informaciones S.A. - Class A - ADR*	160,042
67,875	Promotora de Informaciones S.A. - Class B - ADR	150,004
		1,772,011

	CONSUMER STAPLES – 2.5%
3,300	Green Mountain Coffee Roasters, Inc.*	80,223

	FINANCIALS – 8.0%
8,000	Hartford Financial Services Group, Inc.	143,440
1,800	Howard Hughes Corp.*	118,422
		261,862

	INFORMATION TECHNOLOGY – 10.7%
14,000	Comverse Technology, Inc.*	84,000
32,175	Concurrent Computer Corp.	137,709
1,600	eBay, Inc.*	75,952
1,600	Seagate Technology PLC	51,216
		348,877

	TELECOMMUNICATION SERVICES – 6.3%
18,800	Iridium Communications, Inc.*	139,308
4,680	Primus Telecommunications Group, Inc.	67,111
		206,419

	TOTAL COMMON STOCKS (Cost $2,603,261)	2,669,392

Thesis Flexible Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2012 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS -4.0%
	CALL OPTIONS -1.7%
42	Abercrombie & Fitch Co.
	Exercise Price: $35, Expiration Date: January 18, 2014*	$34,230
25	DIRECTV
	Exercise Price: $50, Expiration Date: January 18, 2014*	19,375
		53,605

	PUT OPTIONS – 2.3%
138	iShares Russell 2000 Index Fund
	Exercise Price: $77, Expiration Date: October 20, 2012*	18,768
203	SPDR S&P 500 ETF Trust
	Exercise Price: $136, Expiration Date: October 20, 2012*	38,976
107	CORN
	Exercise Price: $45, Expiration Date: February 16, 2013*	18,190
		75,934

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $129,755)	129,539

	WARRANTS – 11.6%
17,100	American International Group, Inc.
	Exercise Price: $45, Expiration Date: January 19, 2021*	222,300
20,676	General Motors Co.
	Exercise Price: $18, Expiration Date: July 10, 2019*	156,311
	TOTAL WARRANTS (Cost $326,935)	378,611

Number of Shares
SHORT-TERM INVESTMENTS – 20.3%
647,343	Fidelity Institutional Money Market, 0.16%1	647,343

Principal Amount
$15,878	UMB Money Market Fiduciary, 0.01%1	15,878

	TOTAL SHORT-TERM INVESTMENTS (Cost $663,221)	663,221

	TOTAL INVESTMENTS – 117.6% (Cost $3,723,172)	3,840,763

	Liabilities in Excess of Other Assets – (17.6)%	$(573,986)

	Total Net Assets – 100.0%	$3,266,777

Thesis Flexible Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2012 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT – (58.9)%
	COMMON STOCKS – (57.4)%
	CONSUMER DISCRETIONARY – (38.7)%
(1,200)	Advance Auto Parts, Inc.	(85,344)
(600)	Amazon.com, Inc.*	(148,938)
(800)	Arctic Cat, Inc.*	(34,608)
(200)	AutoZone, Inc.*	(72,328)
(800)	Buffalo Wild Wings, Inc.*	(61,424)
(700)	Coach, Inc.	(40,691)
(1,100)	Dollar Tree, Inc.*	(52,987)
(900)	Family Dollar Stores, Inc.	(57,276)
(500)	Home Depot, Inc.	(28,375)
(1,500)	Lowe's Cos., Inc.	(42,720)
(600)	Lululemon Athletica, Inc.*	(39,114)
(500)	McDonald's Corp.	(44,745)
(1,200)	O'Reilly Automotive, Inc.*	(101,940)
(600)	Ralph Lauren Corp.	(95,190)
(4,300)	Saks, Inc.*	(50,525)
(500)	Signet Jewelers Ltd.	(22,930)
(800)	Starbucks Corp.	(39,688)
(300)	Target Corp.	(19,227)
(2,900)	Thor Industries, Inc.	(91,176)
(700)	Tiffany & Co.	(43,365)
(500)	TJX Cos., Inc.	(22,895)
(400)	Tractor Supply Co.	(38,192)
(200)	VF Corp.	(30,536)
		(1,264,214)

	CONSUMER STAPLES – (0.8)%
(700)	Walgreen Co.	(25,032)

	ENERGY – (1.9)%
(800)	InterOil Corp.*	(63,632)

	INDUSTRIALS – (7.9)%
(600)	Chicago Bridge & Iron Co. N.V.	(22,092)
(1,000)	Deere & Co.	(75,110)
(300)	FedEx Corp.	(26,289)
(300)	Fluor Corp.	(15,450)
(800)	Jacobs Engineering Group, Inc.*	(31,632)
(1,200)	KBR, Inc.	(32,508)
(1,100)	Titan Machinery, Inc.*	(25,355)
(400)	United Parcel Service, Inc. - Class B	(29,524)
		(257,960)

Thesis Flexible Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2012 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY – (5.9)%
(1,200)	Adobe Systems, Inc.*	$(37,524)
(1,700)	Intel Corp.	(42,211)
(200)	International Business Machines Corp.	(38,970)
(500)	Salesforce.com, Inc.*	(72,590)
		(191,295)

	MATERIALS – (2.2)%
(500)	Sherwin-Williams Co.	(71,540)

	TOTAL COMMON STOCKS (Proceeds $1,817,742)	(1,873,673)

	EXCHANGE-TRADED FUNDS – (1.5)%
(300)	SPDR Gold Shares	(49,266)

	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $46,713)	(49,266)

	TOTAL SECURITIES SOLD SHORT (Proceeds $1,864,455)	$(1,922,939)

ADR – American Depositary Receipt
PLC – Public Limited Company

* Non-income producing security.
1 The rate quoted is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Thesis Flexible Fund
SUMMARY OF INVESTMENTS
As of August 31, 2012

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	54.2%
Information Technology	10.7%
Financials	8.0%
Telecommunication Services	6.3%
Consumer Staples	2.5%
Total Common Stocks	81.7%
Purchased Options Contracts	4.0%
Warrants	11.6%
Short-Term Investments	20.3%
Total Investments	117.6%
Liabilities in Excess of Other Assets	(17.6)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Thesis Flexible Fund
STATEMENT OF ASSETS AND LIABILITIES
As of August 31, 2012 (Unaudited)

Assets:
Investments, at value (cost $3,266,482)	$3,332,613
Foreign currency, at value (cost $5,539)	5,548
Purchased options contracts, at value (cost $129,755)	129,539
Warrants, at value (cost $326,935)	378,611
Cash deposited with broker for securities sold short and written options contracts	1,205,257
Receivables:
Investment securities sold	211,634
Dividends and interest	2,109
Due from Advisor	8,540
Due from Custodian	8,023
Prepaid expenses	8,037
Total assets	5,289,911

Liabilities:
Securities sold short, at value (proceeds $1,864,455)	1,922,939
Payables:
Investment securities purchased	72,917
Interest expense and dividends on securities sold short	2,623
Fund accounting fees	6,035
Custody fees	4,202
Administration fees	4,988
Transfer agent fees and expenses	1,527
Chief Compliance Officer fees	1,816
Trustees' fees and expenses	879
Distribution fees (Note 6)	749
Accrued other expenses	4,459
Total liabilities	2,023,134

Net Assets	$3,266,777

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$3,409,297
Accumulated net investment loss	(45,797)
Accumulated net realized loss on investments, foreign currency transactions, options contracts, securities sold short and warrants	(155,706)
Net unrealized appreciation (depreciation) on:
Investments	66,131
Foreign currency translations	(124)
Purchased options contracts	(216)
Securities sold short	(58,484)
Warrants	51,676
Net Assets	$3,266,777

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$3,266,777
Shares of beneficial interest issued and outstanding	371,937
Redemption price	$8.78
Maximum sales charge (5.75%* of offering price)	0.54
Maximum public offering price per share	$9.32

* On sales of $25,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

Thesis Flexible Fund
STATEMENT OF OPERATIONS
For the Six Months Ended August 31, 2012 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $1,687)	$25,426
Interest	635
Total investment income	26,061

Expenses:
Advisory fees	38,085
Administration fees	18,682
Fund accounting fees	17,979
Transfer agent fees and expenses	12,534
Custody fees	12,149
Registration fees	11,090
Audit fees	7,562
Legal fees	5,728
Chief Compliance Officer fees	4,790
Distribution fees (Note 6)	4,223
Shareholder reporting fees	4,033
Trustees' fees and expenses	3,025
Miscellaneous	1,512
Insurance fees	655

Total expenses	142,047
Advisory fees waived	(38,085)
Other expenses absorbed	(53,167)
Dividends on securities sold short (Note 2)	6,080
Interest expense	15,470
Net expenses	72,345
Net investment loss	(46,284)

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency, Options Contracts, Securities Sold Short and Warrants:
Net realized gain (loss) on:
Investments	185,830
Foreign currency transactions	(977)
Purchased options contracts	(61,233)
Securities sold short	(68,579)
Warrants	38,427
Written options contracts	57,149
Net realized gain	150,617
Net change in unrealized appreciation/depreciation on:
Investments	(156,228)
Foreign currency translations	(321)
Purchased options contracts	1,191
Securities sold short	69,243
Warrants	40,686
Written options contracts	(44,230)
Net change in unrealized appreciation/depreciation	(89,659)
Net realized and unrealized gain on investments, foreign currency, purchased options, securities sold short, warrants and written options	60,958

Net Increase in Net Assets from Operations	$14,674

See accompanying Notes to Financial Statements.

Thesis Flexible Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended August 31, 2012 (Unaudited)	For the Year Ended February 29, 2012
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(46,284)	$(105,357)
Net realized gain (loss) on investments, foreign currency transactions, options contracts, securities sold short and warrants	150,617	(133,778)
Net change in unrealized appreciation/depreciation on investments, foreign currency translations, options contracts, securities sold short and warrants	(89,659)	(136,753)
Net increase (decrease) in net assets resulting from operations	14,674	(375,888)

Distributions to Shareholders:
From net realized gain	-	(261,280)
Total distributions	-	(261,280)

Capital Transactions:
Net proceeds from shares sold	1,018,746	559,844
Reinvestment of distributions	-	261,280
Cost of shares redeemed1	(637,571)	(1,382,016)
Net increase (decrease) in net assets from capital transactions	381,175	(560,892)

Total increase (decrease) in net assets	395,849	(1,198,060)

Net Assets:
Beginning of period	2,870,928	4,068,988
End of period	$3,266,777	$2,870,928

Accumulated net investment income (loss)	$(45,797)	$487

Capital Share Transactions:
Shares sold	114,733	58,832
Shares reinvested	-	32,059
Shares redeemed	(71,812)	(150,970)
Net increase (decrease) from capital share transactions	42,921	(60,079)

1 Net of redemption fee proceeds of $265 and $656, respectively.

See accompanying Notes to Financial Statements.

Thesis Flexible Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended August 31, 2012 (Unaudited)

Increase/(Decrease) in Cash
Cash flows provided by/ (used for) operating activities:
Net Increase in net assets resulting from operations	$14,674
Adjustments to reconcile net decrease in net assets from operations to net cash used for operating activities:
Purchase of investment securities	(7,149,330)
Proceeds from sale of investment securities	6,548,283
Proceeds from short sale	7,269,289
Closed short transactions	(6,703,633)
Sale of short-term investment, net	334,358
Increase in deposits with brokers for securities sold short and written options contracts	(220,542)
Increase in interest expense and dividends on securities sold short payables	1,283
Decrease in dividends and interest receivables	746
Decrease in receivables for investment securities sold	(103,736)
Increase in foreign currency	(5,548)
Increase in other assets	689
Increase in payables for investment securities purchased	(289,858)
Decrease in accrued expenses	(15,931)
Net realized loss on investments	(151,257)
Net change in unrealized appreciation/depreciation on securities	89,338
Net cash used for operating activities	(381,175)
Cash flows provided by / (used for) financing activities:
Proceeds from sale of shares	1,018,746
Redemption of shares, net of redemption fees	(637,571)
Net cash provided by financing activities	381,175

Net Decrease in Cash	-

Cash:
Beginning balance	-
Ending balance	$-

See accompanying Notes to Financial Statements.

Thesis Flexible Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended August 31, 2012 (Unaudited)		For the Year Ended February 29, 2012		For the Period March 1, 2010* to February 28, 2011
Net asset value, beginning of period	$8.73		$10.46		$10.00
Income from Investment Operations:
Net investment loss1	(0.12)		(0.30)		(0.27)
Net realized and unrealized gain (loss) on investments	0.17		(0.64)		0.73
Total from investment operations	0.05		(0.94)		0.46

Less Distributions:
From net realized gain	-		(0.79)		-
Total distributions	-		(0.79)		-

Redemption fee proceeds	-	2	-	2	-	2

Net asset value, end of period	$8.78		$8.73		$10.46

Total return3	0.57%	4	(8.42)%		4.60%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,267		$2,871		$4,069

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	9.67%	5, 6	9.59%	8	6.90%	5, 10
After fees waived and expenses absorbed	4.28%	5, 6	4.02%	8	3.60%	5, 10
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(8.13)%	5, 7	(8.75)%	9	(6.25)%	5, 11
After fees waived and expenses absorbed	(2.74)%	5, 7	(3.18)%	9	(2.95)%	5, 11
Portfolio turnover rate	201%	4	440%		564%	4

*	Commencement of operations.

1	Based on average shares outstanding for the period.

2	Amount represents less than $0.01 per share.

3	Does not include payment of maximum sales charge of 5.75%. If the sales charges were included, total return would be lower.

4	Not annualized.

5	Annualized.

6
Includes dividends on securities sold short and interest expense. If these expenses were excluded, the ratio of expenses to average net assets before fees waived and expenses absorbed would have been 8.39%; the ratio of expenses to average net assets after fees waived and expenses absorbed would have been 3.00%.

7
Includes dividends on securities sold short and interest expense. If these expenses were excluded, the ratio of net investment income to average net assets before fees waived and expenses absorbed would have been (6.85)%; the ratio of net investment income to average net assets after fees waived and expenses absorbed would have been (1.46)%.

8
Includes dividends on securities sold short and interest expense. If these expenses were excluded, the ratio of expenses to average net assets before fees waived and expenses absorbed would have been 8.57%; the ratio of expenses to average net assets after fees waived and expenses absorbed would have been 3.00%.

9
Includes dividends on securities sold short and interest expense. If these expenses were excluded, the ratio of net investment income to average net assets before fees waived and expenses absorbed would have been (7.73)%; the ratio of net investment income to average net assets after fees waived and expenses absorbed would have been (2.16)%.

10
Includes dividends on securities sold short, interest expense and special situation investing. If these expenses were excluded, the ratio of expenses to average net assets before fees waived and expenses absorbed would have been 6.30%; the ratio of expenses to average net assets after fees waived and expenses absorbed would have been 3.00%.

11
Includes dividends on securities sold short, interest expense and expenses from special situation investing. If these expenses were excluded, the ratio of net investment income to average net assets before fees waived and expenses absorbed would have been (5.65)%; the ratio of net investment income to average net assets after fees waived and expenses absorbed would have been (2.35)%.

See accompanying Notes to Financial Statements.

Thesis Flexible Fund
NOTES TO FINANCIAL STATEMENTS
August 31, 2012 (Unaudited)

Note 1 – Organization
Thesis Flexible Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced investment operations on March 1, 2010.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Options are valued at the last quoted sales price, if no sale was reported on that date, the last quoted bid price is used. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Thesis Flexible Fund
NOTES TO FINANCIAL STATEMENTS - Continued
August 31, 2012 (Unaudited)

Transactions in written options contracts for the six months ended August 31, 2012 were as follows:

	Number of Contracts	Premiums Received
Outstanding at March 1, 2012	66	$115,510
Options written	198	52,520
Options closed	(264)	(168,030)
Options expired	-	-
Options exercised	-	-
Outstanding at August 31, 2012	-	$-

(c) Short Sales
Short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

(d) Special Situation Investing
The Fund may seek to take positions in companies for the purpose of effecting changes in board composition, management, capital structure, or dividend policies, or in order to attempt to cause a company to pursue strategic transactions (such as mergers or spin-offs) or to make other changes in its business operations.  The Fund may incur expenses related to such activist or special situation investing.  There were no fees incurred related to special situation investing for the six months ended August 31, 2012.

(e) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

Thesis Flexible Fund
NOTES TO FINANCIAL STATEMENTS - Continued
August 31, 2012 (Unaudited)

(f) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

The Regulated Investment Company Modernization Act of 2010 (the "Act") was signed into law on December 22, 2010. The Act made changes to a number of the federal income and excise tax provisions impacting regulated investment companies ("RICs"), including simplification provisions on asset diversification and qualifying income tests, provisions aimed at preserving the character of the distributions made by the RIC and coordination of the income and excise tax distribution requirements, and provisions for allowing unlimited years carry forward for capital losses. In general, the provisions of the Act were effective for taxable years beginning after December 22,2010, the date of enactment.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, or expected to be taken in the Funds' 2012 tax returns, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended august 31, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Thesis Fund Management, LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 2.25% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses (excluding taxes, interest, brokerage commissions, dividend or interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A) and expenses incurred in connection with any

Thesis Flexible Fund
NOTES TO FINANCIAL STATEMENTS - Continued
August 31, 2012 (Unaudited)

merger or reorganization, or extraordinary expenses such as litigation expenses or expenses related to activist or special situation investing) to 3.00% of the Fund's average daily net assets until June 30, 2012.

For the six months ended August 31, 2012, the Advisor waived all of its advisory fees and absorbed other expenses totaling $91,252.  The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below any current expense limit.  At August 31, 2012, the amount of these potentially recoverable expenses was $465,192.  The Advisor is permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred.  The Advisor may recapture a portion of the following amounts no later than February 28, of the years stated below:

2014:	$188,868
2015:	185,072
2016:	91,252

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMBFS also serves as the Fund’s transfer agent and UMB Bank, n.a. an affiliate of UMBFS, serves as the Fund’s custodian.

For the period March 1, 2012 through August 31, 2012, there were no selling commissions retained by the Fund’s distributor.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended August 31, 2012, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the six months ended August 31, 2012, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At August 31, 2012, the cost of investments and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and (depreciation) on investments and securities sold short for federal income tax purposes were as follows:

Cost of investments	$3,921,200

Proceeds from securities sold short	$(1,778,751)

Gross unrealized appreciation	$279,415
Gross unrealized depreciation	(504,040)
Net unrealized depreciation on investments and securities sold short	$(224,625)

Thesis Flexible Fund
NOTES TO FINANCIAL STATEMENTS - Continued
August 31, 2012 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of February 29, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Accumulated earnings	-

Accumulated capital and other losses	(25,361)
Net unrealized depreciation on investments and foreign currency translations	(131,833)
Total accumulated deficit	$(157,194)

The tax character of distributions paid during the year ended February 29, 2012, was as follows:

Distributions paid from:
Ordinary income	$261,280
Long-term capital gains	-
Total distributions	$261,280

Losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first day of the Fund's next taxable year.  As of February 29, 2012, the Fund had $24,964 of post-October capital losses which are deferred until March 1, 2012 for tax purposes.

As of February 29, 2012, the Fund had $397 of post-October currency losses, which are deferred until March 1, 2012 for tax purposes.  Net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

Note 5 – Investment Transactions
For the six months ended August 31, 2012, purchases and sales of investments, excluding short-term investments, were $6,248,653 and $5,815,143, respectively.

Note 6 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets, payable to the Advisor as the distribution coordinator.

For the six months ended August 31, 2012, distribution fees incurred are disclosed on the Statement of Operations.

Note 7 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Thesis Flexible Fund
NOTES TO FINANCIAL STATEMENTS - Continued
August 31, 2012 (Unaudited)

Note 8 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of August 31, 2012, in valuing the Fund’s assets carried at fair value:

Thesis Flexible Fund
NOTES TO FINANCIAL STATEMENTS - Continued
August 31, 2012 (Unaudited)

	Level 1	Level 22	Level 32	Total
Assets
Investments
Common Stock1	$2,669,392	$-	$-	$2,669,392
Purchased Options Contracts	129,539	-	-	129,539
Warrants	378,611	-	-	378,611
Short-Term Investments	663,221	-	-	663,221
Total Assets	$3,840,763	$-	$-	$3,840,763

Liabilities
Securities Sold Short
Common Stock1	$(1,922,939)	$-	$-	$(1,922,939)
Total Liabilities	$(1,922,939)	$-	$-	$(1,922,939)

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
2 The Fund did not hold any Level 2 or 3 securities at period end.

There were no transfers between Levels at period end.

Note 9 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in options during the six months ended August 31, 2012.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.  The fair values of derivative instruments as of August 31, 2012 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$129,539	Written options contracts, at value	$-
Total		$129,539		$-

The effects of derivative instruments on the Statement of Operations for the six months ended August 31, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Total
Equity contracts	$(61,233)	$57,149	$(4,084)
Total	$(61,233)	$57,149	$(4,084)

Thesis Flexible Fund
NOTES TO FINANCIAL STATEMENTS - Continued
August 31, 2012 (Unaudited)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Total
Equity contracts	$1,191	$(44,230)	$(43,039)
Total	$1,191	$(44,230)	$(43,039)

Note 10 – Recently Issued Accounting Pronouncements
In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

Thesis Flexible Fund
EXPENSE EXAMPLE
For the Six Months Ended August 31, 2012 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 3/1/12 to 8/31/12.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	3/1/12	8/31/12	3/1/12 – 8/31/12
Actual Performance	$1,000.00	$1,005.70	$21.61
Hypothetical (5% annual return before expenses)	1,000.00	1,003.45	21.59

* Expenses are equal to the Fund’s annualized expense ratio of 4.28% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Thesis Flexible Fund
a series of the Investment Managers Series Trust

Investment Advisor
Thesis Fund Management, LLC
441 Lexington Avenue, Suite 602
New York, New York 10017

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

FUND INFORMATION

	TICKER	CUSIP
Thesis Flexible Fund	TFLEX	461 418 782

Privacy Principles of the Thesis Flexible Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Thesis Flexible Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 7-THESIS ((877) 784-3747) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (877) 7THESIS ((877) 784-3747) or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  http://www.sec.gov or by calling the Fund at (877) 7THESIS ((877) 784-3747). The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

Thesis Flexible Fund
c/o UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
Toll Free: 1-877-7THESIS (877) 784-3747

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	11/08/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	11/08/12

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	11/08/12